CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (27,935,000)	$ (9,701,000)	$ (1,828,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	517,000	587,000	187,000
Provision for excess and obsolete inventories	641,000	1,565,000	586,000
Depreciation and amortization	4,024,000	3,133,000	2,387,000
Stock-based compensation	1,269,000	295,000	184,000
Accretion related to warrants and discounts on long-term debt	6,900,000	1,404,000	236,000
Change in fair value of common stock warrants	5,593,000	1,643,000	652,000
Beneficial conversion related to promissory notes	7,413,000	0	0
Deferred income tax expense (benefit)	37,000	(250,000)	(46,000)
Loss on disposal of assets	57,000	163,000	83,000
Unrealized foreign currency loss	713,000	817,000	0
Changes in operating assets and liabilities:
Cash restricted for line of credit agreement	0	(1,000,000)	0
Accounts receivable	(6,313,000)	(3,114,000)	(2,756,000)
Prepaid expenses and other current assets	(2,141,000)	660,000	(672,000)
Inventory	(1,231,000)	(5,504,000)	(2,986,000)
Other assets	215,000	99,000	(21,000)
Accounts payable	16,000	2,027,000	1,275,000
Accrued expenses	4,505,000	1,921,000	26,000
Other long-term liabilities	(50,000)	892,000	0
Net cash used in operating activities	(5,770,000)	(4,363,000)	(2,693,000)
Investing activities:
Proceeds from sale of property and equipment	54,000	50,000	0
Purchase of intangible assets	(780,000)	(675,000)	(505,000)
Purchase of property and equipment	(3,963,000)	(5,245,000)	(4,158,000)
Net cash used in investing activities	(4,689,000)	(5,870,000)	(4,663,000)
Financing activities:
Proceeds from issuance of common stock	86,250,000	71,000	1,000
Issuance costs from initial public offering	(8,744,000)	0	0
Proceeds from Employee Stock Purchase Plan	976,000	0	0
Exercise of stock options	235,000	132,000	176,000
Dividends on Series C Preferred Stock	(17,143,000)	0	0
Payments on capital leases	(22,000)	(163,000)	(228,000)
Net proceeds (payments) on short-term financings	759,000	551,000	(844,000)
Proceeds from line of credit	376,000	11,767,000	2,000,000
Payments on line of credit	(1,209,000)	0	0
Proceeds from long-term debt	0	16,311,000	5,823,000
Payments on long-term debt	(13,711,000)	(4,603,000)	(1,559,000)
Debt issuance costs	0	(198,000)	0
Net cash provided by financing activities	47,771,000	23,868,000	5,387,000
Effect of exchange rate on cash	231,000	(99,000)	(70,000)
Net change in cash and cash equivalents	37,543,000	13,536,000	(2,039,000)
Cash and cash equivalents, beginning of period	19,135,000	5,599,000	7,638,000
Cash and cash equivalents, end of period	56,678,000	19,135,000	5,599,000
Supplemental disclosure of interest and income taxes paid
Cash paid for interest	2,234,000	2,246,000	2,224,000
Cash paid for taxes	1,599,000	1,414,000	2,988,000
Supplemental disclosure of noncash investing and financing activities
Conversion of convertible notes to common stock	14,470,000	0	0
Reclassification of warrant liability	(9,760,000)	0	0
Issuance of warrants for long-term debt	0	0	350,000
Common Stock [Member]
Financing activities:
Proceeds from exercise of warrants	4,000	0	0
Preferred Stock [Member]
Financing activities:
Proceeds from exercise of warrants	$ 0	$ 0	$ 18,000